GuidePath Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)

INVESTMENT COMPANIES - 97.1%	Shares		Value
Domestic Fixed Income Funds - 82.4%
iShares Core U.S. Aggregate Bond ETF (a)	387,732		$ 38,377,713
VanEck Emerging Markets High Yield Bond ETF	719,678		14,472,725
Vanguard Total Bond Market ETF (a)	356,878		26,198,414
			79,048,852

Emerging Markets Fixed Income Funds - 14.7%
iShares J.P. Morgan USD Emerging Markets Bond ETF (b)	146,058		14,085,833
TOTAL INVESTMENT COMPANIES (Cost $92,483,088)			93,134,685

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 14.9%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (c)	14,255,604		14,255,604
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $14,255,604)			14,255,604

MONEY MARKET FUNDS - 2.9%	Shares		Value
JPMorgan U.S. Government Money Market Fund - Class IM, 3.59% (c)	2,776,390		2,776,390
TOTAL MONEY MARKET FUNDS (Cost $2,776,390)			2,776,390

TOTAL INVESTMENTS - 114.9% (Cost $109,515,082)			110,166,679
Liabilities in Excess of Other Assets - (14.9)%		(0.14903)	(14,288,528)
TOTAL NET ASSETS - 100.0%			$ 95,878,151

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $13,886,974.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.